UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	August 10, 2004


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	358,661



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
ABBOTT LABORATORIES, INC.       COM   002824100       205      5020 SH         SOLE          SOLE
ARBITRON, INC.		        COM   03875Q108       334      9150 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     46432       522 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      9752      3300 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     26856    563264 SH         SOLE          SOLE
BLYTH, INC.		        COM   09643P108       414     12000 SH         SOLE          SOLE
CPI CORP.                       COM   125902106      1590    108000 SH         SOLE          SOLE
CNB FLORIDA BANCSHARES, INC.    COM   12612H107       239     10100 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     19153    875755 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      6878    136252 SH         SOLE          SOLE
COINSTAR, INC.                  COM   19259P300       220     10000 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     26285    951995 SH         SOLE          SOLE
COMPASS BANCSHARES, INC.        COM   20449H109       287      6669 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     25488    618945 SH         SOLE          SOLE
EBAY, INC.                      COM   278642103       280      3050 SH         SOLE          SOLE
FIRST HEALTH GROUP CORP.        COM   320960107     17889   1145998 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108      1029     32681 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       515     15900 SH         SOLE          SOLE
HOME DEPOT, INC.                COM   437076102     17696    502720 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     16210    930540 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       435      8950 SH         SOLE          SOLE
IPAYMENT INC.                   COM   46262E105      5312    129556 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     16511    415885 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   530718105     11230   1249191 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     31547    113682 SH         SOLE          SOLE
1-800 CONTACTS INC.             COM   681977104      1212     81500 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       456     12500 SH         SOLE          SOLE
RADIOSHACK CORP.                COM   750438103     26015    908670 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       322      7500 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      7414    254700 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      4340    256070 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       304      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     32528    309795 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       638     25000 SH         SOLE          SOLE
STRATTEC SECURITY CORP          COM   863111100       438      6400 SH         SOLE          SOLE
WACHOVIA CORP.                  COM   929771103       366      8220 SH         SOLE          SOLE
WASHINGTON POST CO. B           COM   939640108       465       500 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106      1376      3800 SH         SOLE          SOLE
                                                   358661